Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfastrmunbdfd-20151119_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUSES
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
Wells Fargo Advantage Strategic Municipal Bond Fund (the "Fund")
At a meeting held on November 17-18, 2015, the Board of Trustees of the Fund approved changes to the Fund's Class A Sales Charges Schedule and related changes.
I. Prospectus and Summary Prospectus
Effective December 15, 2015, the Fund's Shareholder Fees table in the section of the Fund's Summary entitled "Fund Summary - Fees and Expenses", is hereby replaced with the following:
Shareholder Fees (Fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%

1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

(Wells Fargo Advantage Strategic Municipal Bond Fund - Class A, B and C) | (Wells Fargo Advantage Strategic Municipal Bond Fund)
Prospectus:	rr_ProspectusTable
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
(Wells Fargo Advantage Strategic Municipal Bond Fund - Class A, B and C) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
(Wells Fargo Advantage Strategic Municipal Bond Fund - Class A, B and C) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
(Wells Fargo Advantage Strategic Municipal Bond Fund - Class A, B and C) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%

[1]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.